UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02539

FBR Fund for Government Investors

(Exact name of registrant as specified in charter)

4922 Fairmont Avenue Bethesda, MD 20814

(Address of principal executive offices) (Zip code)

FBR Mutual Fund Services, 4922 Fairmont Avenue Bethesda, MD 20814

(Name and address of agent for service)

Registrant’s telephone number, including area code: (301) 657-1500

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO SHAREHOLDERS

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

ANNUAL REPORT, December 31, 2003

FBR FUND FOR GOVERNMENT INVESTORS

888.888.0025

January 12, 2004

Dear Shareholder,

After a very tumultuous beginning to 2003, we began to experience a turnaround in the economy during the second half of the year. There are signs of an economic advance everywhere. Renewed consumer confidence is seen in strong consumer spending. Housing remains strong, business investment is improving, manufacturing is recovering, capacity is below full employment and the job situation is stabilizing.

The increase in housing prices, as well as the stock market, has contributed to the growth in individual’s net worth. Add to this tax rate cuts and tax rebates and we see an increase in consumer spending. The unemployment rate has slowly come down, which aides in the rising of real incomes. Confidence in our economic recovery is returning.

Now, with that said, how does an economic recovery impact interest rates and, ultimately, the FBR Fund for Government Investors (the “Fund”)? You would believe that with an improving economy the Federal Reserve would consider raising interest rates. We are well into the 3rd quarter of the Federal Funds rate remaining at 1%. This rate is the driving factor to your return on the Fund. It seems the Federal Reserve is remaining committed to maintaining low interest rates at least until the Spring 2004. While this may bode well for various sectors of the economy, it is the factor that continues to drive the low returns on money market funds. We believe that, with a continuation of growth in the economy, interest rate increases must eventually follow. We remain consistent with our investing style and, although at a historic low level of return, at least 95% of the Fund’s assets remain invested in government securities.

The Fund invests in short-term government securities and as such provides current income consistent with liquidity and preservation of capital. Thank you for investing in the FBR Fund for Government Investors.

Sincerely,

Betsy Piper/Bach

Chief Investment Officer

Money Management Advisers, Inc.

For more complete information about the Fund, including fees and expenses, call 888.888.0025 for a free prospectus. Investing in the Fund involves certain risks that are fully discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

PORTFOLIO OF INVESTMENTS

December 31, 2003

Payable at Maturity	Maturity Date	Rate		Value (Note 1)
Federal Home Loan Bank Discount Notes: 97.5%
$40,000,000	January 2, 2004	1.03%		$39,998,856
50,000,000	January 9, 2004	1.04		49,988,444
12,000,000	January 16, 2004	1.00		11,995,000
20,000,000	February 4, 2004	1.05		19,980,167
20,000,000	February 6, 2004	1.05		19,979,100
13,000,000	February 11, 2004	1.04		12,984,602
33,000,000	February 18, 2004	1.02		32,955,120
7,000,000	February 25, 2004	1.01		6,989,199
17,000,000	March 19, 2004	1.04		16,961,693
40,000,000	January 29, 2004	1.10	^	40,000,000
40,000,000	February 18, 2004	1.30	^	40,000,000
20,000,000	March 22, 2004	1.50	^	20,000,000

Total Federal Home Loan Bank Discount Notes (Amortized Cost $311,832,181)				311,832,181

Federal Farm Credit Bank Notes: 2.5%
8,000,000	November 19, 2004	1.46		8,000,000

Total Federal Farm Credit Bank Notes (Amortized Cost $8,000,000)				8,000,000

Total Investments: 100.0% (Amortized Cost $319,832,181†)				$319,832,181

^	Stepped coupon is a security with a predetermined schedule of interest or dividend rate changes.
†	Same cost is used for Federal income tax purposes.

Weighted Average Maturity of Portfolio: 39 Days

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2003

ASSETS
Securities at Amortized Cost	$319,832,181

Securities at Value (Note 1)	$319,832,181
Cash	4,182
Interest Receivable	161,070
Receivable for Securities Sold	21,644,172

Total Assets	341,641,605

LIABILITIES
Investment Advisory Fee Payable (Note 2)	120,696
Administration Fee Payable (Note 2)	105,620
Distributions Payable	2,525

Total Liabilities	228,841

NET ASSETS	$341,412,764

Shares Outstanding	341,436,618

Net asset value, offering price and redemption price per share	$1.00

Net Assets Consist of:
Paid-in capital	$341,436,618
Accumulated net realized loss on investments	(23,854)

NET ASSETS	$341,412,764

See Notes to Financial Statements.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2003

Net Increase in Net Assets Resulting from Operations:
Interest Income (Note 1)		$5,156,097

Expenses
Investment Advisory Fee (Note 2)	2,188,148
Administrative Fee (Note 2)	1,414,773
Interest Expense	1,483

Total Expenses	3,604,404
Investment Advisory Fees Waived (Note 2)	(320,353)

Net Expenses		3,284,051

Net Investment Income		1,872,046

Net Realized Loss on Investment Transactions		(23,854)

Net Increase in Net Assets Resulting from Operations		$1,848,192

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	2003	2002
From Investment Operations:
Net Investment Income	$1,872,046	$4,786,339
Net Realized Loss on Investment Transactions	(23,854)	—

Net Increase in Net Assets Resulting from Operations	1,848,192	4,786,339

Distributions to Shareholders:
From Net Investment Income	(1,872,046)	(4,786,339)

From Share Transactions:
(at constant net asset value of $1)
Net Proceeds from Sales of Shares	$2,493,526,280	$2,381,256,464
Reinvestment of Distributions	1,834,981	4,702,074
Cost of Shares Redeemed	(2,608,171,991)	(2,416,393,077)

Decrease in Net Assets from Share Transactions	(112,810,730)	(30,434,539)

Total Decrease in Net Assets	(112,834,584)	(30,434,539)
Net Assets—Beginning of Year	454,247,348	484,681,887

Net Assets—End of Year	$341,412,764	$454,247,348

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

	For the Years Ended December 31,
	2003	2002	2001	2000	1999
Per Share Operating Performance:
Net Asset Value - Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income	0.00 *	0.01	0.03	0.05	0.04
Net Realized Loss on Investments	0.00 *	—	—	—	—

Total From Investment Operations	0.00 *	0.01	0.03	0.05	0.04

Distributions to Shareholders:
From Net Investment Income	(0.00)*	(0.01)	(0.03)	(0.05)	(0.04)

Net Asset Value - End of Year	$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return	0.42%	1.03%	3.25%	5.27%	3.97%
Ratios to Average Net Assets:
Expenses After Reimbursement	0.75%	0.75%	0.75%	0.75%	0.74%
Expenses Before Reimbursement	0.82%	0.75%	0.75%	0.75%	0.74%
Net Investment Income After Reimbursement	0.43%	1.03%	3.25%	5.17%	3.90%
Net Investment Income Before Reimbursement	0.36%	1.03%	3.25%	5.17%	3.90%

Supplementary Data:
Net Assets at End of Year (in thousands)	$341,413	$454,247	$484,682	$555,711	$492,627
Number of Shares Outstanding at End of Year (in thousands)	341,437	454,247	484,682	555,711	492,627

*	Amount rounds to less than $0.01.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

December 31, 2003

1. SIGNIFICANT ACCOUNTING POLICIES

FBR Fund for Government Investors (the “Fund”), formerly Fund for Government Investors, is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, and invests primarily in U.S. Government Securities. The Fund is authorized to issue an unlimited number of shares. When preparing the Fund’s financial statements, management makes estimates and assumptions to comply with accounting principles generally accepted in the United States of America. These estimates affect 1) the assets and liabilities that are reported at the date of the financial statements; 2) the contingent assets and liabilities that are disclosed on the date of the financial statements; and 3) the revenues and expenses that are reported for the period. These estimates could be different from the actual results. The following is a summary of significant accounting policies, which the Fund consistently follows:

(a)	Investment transactions are recorded on the date the transactions are entered into (the trade date). Investments are valued at amortized cost, which approximates market value. Amortized cost is the purchase price of the security plus accumulated discount or minus amortized premium from the date of purchase.

(b)	Investment income is recorded as earned. Discounts and premiums on securities purchased are accreted or amortized over the lives of the respective securities.

(c)	Net investment income is computed, and dividends are declared daily. Dividends are paid monthly and reinvested in additional shares unless shareholders request payment.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Investment advisory and management services are provided by Money Management Advisers, Inc. (the “Adviser”), a subsidiary of FBR National Trust Company (the “Administrator”), under an agreement whereby the Fund pays a fee at an annual rate based on the Fund’s net assets as follows: 0.50% of the first $500 million; 0.45% of the next $250 million; 0.40% of the next $250 million; and 0.35% of the net assets that exceed $1 billion. Effective April 1, 2003, the Adviser agreed to waive advisory expenses in the amount of 0.10% of the average daily net assets. For the year ended December 31, 2003, the Adviser waived $320,353 of investment advisory fees. The Fund will not pay the Adviser at a later time for any amounts it may waive nor will the Fund reimburse the Adviser for any amounts which it may assume. Certain Officers and Trustees of the Fund are affiliated with the Adviser. The Adviser and the Administrator are wholly owned subsidiaries of Friedman, Billings, Ramsey Group, Inc.

The Administrator provides custodial services, transfer agency, dividend disbursing and other shareholder services to the Fund. To cover the cost of these services, as well as other expenses of the Fund, except for interest, marketing, and extraordinary legal expenses, the Administrator receives an annual fee of 0.40% of the average daily net assets less than or equal to $100,000,000 of the Fund. For net assets over $100,000,000, the Administrator receives 0.35% of the average daily net assets.

FBR Investment Services, Inc. (“the Distributor”) provides distribution services to the Fund. The Distributor is also a wholly owned subsidiary of Friedman, Billings, Ramsey Group, Inc.

NOTES TO FINANCIAL STATEMENTS – (Continued)

3. BORROWING AGREEMENT

The Fund has entered into an agreement with Custodial Trust Company to receive short-term borrowings to cover share redemptions. Borrowings pursuant to the credit facility are subject to interest at the 30-day LIBOR (London Interbank Offered Rate, which is the rate of interest major international banks in London charge each other for borrowings) plus 100 basis points (100 basis points=1%). This credit facility may be drawn upon for temporary purposes and is subject to certain other customary restrictions. For each short-term borrowing the Fund pledges collateral. The Fund had no outstanding borrowings under this agreement at December 31, 2003.

4. SECURITIES LENDING

The Fund may lend securities to certain qualified brokers who pay the Fund negotiated lender fees. These fees are included in interest income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund may bear the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities fail financially. On December 31, 2003, the Fund had no securities on loan.

5. FEDERAL INCOME TAX INFORMATION

The Fund complies with the provisions of Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and distributes substantially all net investment income to its shareholders. Therefore, no Federal income or excise tax provision is required.

Tax components of Distributions to Shareholders:

	Ordinary Income
	Dollar Amount	Per share Amount
For the Year Ended December 31, 2003	$1,872,046	$0.00421553
For the Year Ended December 31, 2002	4,786,339	0.01029462

As of December 31, 2003, component of accumulated deficit on a tax basis is as follows:

Cost of investment securities	$319,832,181

Capital loss carryforward	(23,854)

Accumulated deficit	$(23,854)

The capital loss carryforward listed above may be utilized in future years to offset net realized gains, if any, prior to distributing such gains to shareholders. This capital loss carryforward will expire on December 31, 2011.

6. SUBSEQUENT EVENTS

The Fund has proposed an Agreement and Plan of Reorganization, pursuant to which the Fund would be reorganized as a separate series of The FBR Funds, a newly-created Delaware statutory trust. In January 2004, a proxy was mailed to shareholders of record on December 22, 2003. As part of the reorganization, the Fund’s fiscal year end would change from December 31 to October 31.

INDEPENDENT AUDITORS’ REPORT

To the Shareholders and Board of Trustees of

FBR Fund for Government Investors:

We have audited the accompanying statement of assets and liabilities of FBR Fund for Government Investors (the “Fund”), including the portfolio of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of FBR Fund for Government Investors as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Baltimore, MD

February 20, 2004

SUPPLEMENTAL INFORMATION (unaudited)

Information pertaining to the Trustees and Officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling 888.888.0025.

Name, Age, Address*, Position with Trust	Term of Office and Tenure	No. of Funds in Complex Overseen	Principal Occupation(s) during past 5 years	Other Trusteeships/ Directorships by Trustee

Webb C. Hayes, IV**, 55 1001 19th Street North Arlington, VA 22209 Trustee, Chairman and President	Trustee, Chairman and President since 2001	4	Senior Managing Director and head of the Private Client Group, Friedman, Billings, Ramsey & Co., Inc. since 1999. Vice Chairman, United Bank 1997-1999. President and CEO, George Mason Bank, NA 1995-1997.	Chairman and Director of FBR National Trust Company

Louis T. Donatelli, 70 Trustee	Trustee since 2000	11	Chairman of Donatelli and Klein, Inc., since 2001 to present (President 1973-2001).; Chairman First Potomac Realty Trust since 1997.	First Potomac Realty Trust

F. David Fowler, 70 Trustee	Trustee since 2000	11	Retired, 1997. Private investor. Dean, The George Washington University School of Business and Public Management, 1992-1997.	MicroStrategy

Mitchell A. Johnson, 61 Trustee	Trustee since 2001	4	President, MAJ Capital Management, Inc., a private investment firm, June 1994 to present.	Federal Agricultural Mortgage Corporation and Citizens Funds (10 portfolios)

Michael A. Willner, 47 Trustee	Trustee since 2000	11	CEO, AlphaGrip, Inc., January 2001 to present. President, Catalyst Advisers, Inc., a news organization, from September 1996 to December 2000.	None

Susan L. Silva**, 36 Vice President and Controller	Vice President and Controller since 2002	11	Vice President, FBR National Trust Company since 2002. Manager, Fund Accounting, FBR National Trust Company, since 2000. Manager, Fund Accounting, Legg Mason Wood Walker 1996-1999.	None

Kimberly J. Ochterski**, 29 Assistant Vice President and Secretary	Assistant Vice President and Secretary since 2003	11	Secretary and Assistant Vice President of FBR Funds since July 2003. Employee of FBR National Trust Company since August 1998, serving in various capacities, including Fund Accounting Supervisor and Transfer Agent Operations Manager.	None

*	Unless otherwise stated, the address for each Trustee and Officer of the Fund is 4922 Fairmont Avenue, Bethesda, MD 20814.
**	Interested person.

Each Trustee will hold office until the Fund’s next special meeting of the shareholders and until their successors have been duly elected and qualified or until their earlier resignation or removal.

FBR MUTUAL FUNDS
888.888.0025
www.fbr.com/funds/

Investment Adviser
MONEY MANAGEMENT ADVISERS, INC.
1001 NINETEENTH STREET NORTH
ARLINGTON, VIRGINIA 22209

Distributor
FBR INVESTMENT SERVICES, INC.
4922 FAIRMONT AVENUE
BETHESDA, MARYLAND 20814

Administrator, Custodian and Transfer Agent
FBR NATIONAL TRUST COMPANY
4922 FAIRMONT AVENUE
BETHESDA, MARYLAND 20814

Sub-Transfer Agent
INTEGRATED FUND SERVICES, INC.
P.O. BOX 5354
CINCINNATI, OHIO 45202

Independent Public Accountants
DELOITTE & TOUCHE LLP
100 SOUTH CHARLES STREET
BALTIMORE, MARYLAND 21201

This report is not authorized
for distribution to prospective
investors unless it is preceded or
accompanied by a current prospectus.

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, Registrant had adopted a code of ethics (the “Code”) that applies to Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). There were no amendments to the Code during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report. The Registrant undertakes to provide a copy of such code to any person upon request, without charge, by calling 888.888.0025.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors determined at a meeting held October 21, 2003 that F. David Fowler qualifies as an “audit committee financial expert” and he is “independent” as defined under the relevant Securities and Exchange Commission rules and releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – The aggregate fees billed for the professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements were $17,546 in 2003 and $14,356 in 2002.
(b)	Audit Related Fees – The aggregate fees billed for assurance and related services rendered by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) were $4,392 in 2003 and $3,184 in 2002. The Audit Related Fees pertain to services performed in connection with Rule 17f-2 of the Investment Company Act of 1940. In compliance with this rule the principal accountant performed three examinations during the year.
(c)	Tax Fees – The Registrant did not engage the principal accountant for tax services.
(d)	All Other Fees – There were no additional fees paid for audit and non-audit services other than those disclosed in (a) through (c) above.
(e)	(1) Currently, the audit committee of the Registrant pre-approves audit services and fees on an engagement-by-engagement basis.

(2) None of the services described in (b) through (d) above were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than fifty percent of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year was attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.
(g)	There were no non-audit services fees billed by the Registrant’s accountant to the Registrant other than those described above. There were no non-audit services fees billed by the Registrant’s accountant to the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant over the past two years.
(h)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)	There were no significant changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s second fiscal half-year or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	(1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached herewith.

(b)	(1) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002: Attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FBR Fund for Government Investors

By:	/S/ Susan L. Silva	March 1, 2004
	Susan L. Silva	Date
Vice President & Controller
FBR Fund for Government Investors

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Webb C. Hayes IV	March 1, 2004
	Webb C. Hayes IV	Date
Chairman, President, and Treasurer
FBR Fund for Government Investors
(Principal Executive Officer)

By:	/s/ Susan L. Silva	March 1, 2004
	Susan L. Silva	Date
Vice President & Controller
FBR Fund for Government Investors
(Principal Financial Officer and Accounting Officer)